LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating Lease, Expense	$ 0	$ 36,070
Operating Leases, Income Statement, Sublease Revenue	$ 0	$ 26,340